Note 5 - Premises and Equipment (Details) - Premises and Equipment - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Premises and equipment		$ 4,494	$ 4,338
Accumulated depreciation and amortization		(3,034)	(2,720)
	$ 1,394	1,460	1,618
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment		1,389	1,370
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment		$ 3,105	$ 2,968